                                                                       September 24, 2007

VIA EDGAR LINK
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      American Skandia SPVLI, a modified single premium variable life insurance policy
                  (File no. 333-38119)
                  American Skandia FPVLI, a flexible premium variable life insurance policy
                  (File no. 333-58703)
                  American Skandia Focus, a flexible premium variable life insurance policy
                  (File no. 333-95957)
                  American Skandia Horizon, a flexible premium variable life insurance policy
                  (File no. 333-95959)

Dear Commissioners:

         On behalf of Prudential Annuities Life Assurance Corporation and the Prudential Annuities Life Assurance Corporation
Variable Account F ("the Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account has transmitted the following semi annual reports for the period ending June 30, 2008 to contract owners.

         In addition to information transmitted herewith, we incorporate by reference the following semi annual reports with respect to the following specific portfolios:

Filer/Entity:              Advanced Series Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001193125-08-191128
Date of Filing:            09/05/08

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-08-191170
Date of Filing:            09/05/08

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-08-002152
Date of Filing:            09/03/07

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0001133228-08-000570
Date of Filing:            09/05/08

Filer/Entity:              INVESCO AIM Advisors, LLC
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-08-004706
Date of Filing:            08/25/08

Filer/Entity:              First Defined Portfolio Fund, Inc.
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-08-001910
Date of Filing:            08/27/08

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-08-002149
Date of Filing:            09/03/08

Filer/Entity:              ProFund Advisors, LLC
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001209286-08-000279
Date of Filing:            09/05/08

Filer/Entity:              Nationwide Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0000893220-08-002534
Date of Filing:            09/08/08

Filer/Entity:              Franklin Templeton Variable Insurance Products Trust
Registration No.:          811-05583
CIK No.:                   0000837274
Accession No.:             0001193125-08-185461
Date of Filing:            08/27/08

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/C. Christopher Sprague
                                                              C. Christopher Sprague
                                                              Vice President, Corporate Counsel